OUTSTANDING WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of the status of the Company’s outstanding warrants, and the changes during the six months ended June 30, 2015, is as follows:

2015
		Weighted
		Average
Description	Shares	Exercise Price
Outstanding, January 1, 2015	22,371,795	$0.16

Granted	453,380	0.15

Expired/Cancelled	(240,000)	(0.20)
Exercised	(538,000)	(0.20)

Outstanding, June 30, 2015	22,047,175	$0.15

Exercisable, June 30, 2015	14,972,175	$0.18
A summary of the status of the Company’s outstanding warrants and the changes during 2013 and 2014 is as follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, January 1, 2013	10,341,982	$0.17

Granted	707,860	$0.10

Cancelled	-	$-
Expired	-	$-

Outstanding, December 31, 2013	11,049,842	$0.16

Exercisable, December 31, 2013	11,049,842	$0.16

Granted	12,256,953	$0.15

Cancelled	(475,000)	$0.19
Expired	(460,000)	$0.15

Outstanding, December 31, 2014	22,371,795	$0.16

Exercisable, December 31, 2014	15,616,795	$0.18

Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]	The following is a summary of the Company’s outstanding and exercisable warrants at June 30, 2015:

	Outstanding			Exercisable
Exercise Prices	Weighted Average Number Outstanding at 6/30/15	Remaining Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 6/30/15	Weighted Average Exercise Price
$0.10	12,042,593	3.03	$0.10	5,242,593	$0.10
$0.11 - 0.19	427,380	3.23	$0.15	427,380	$0.15
$0.20 - 0.45	9,577,202	2.50	$0.22	9,302,202	$0.22

$0.10 - 0.45	22,047,175	2.80	$0.15	14,972,175	$0.18
The following is a summary of outstanding and exercisable warrants at December 31, 2014:

	Outstanding			Exercisable
Exercise Prices	Weighted Average Number Outstanding at 12/31/14	Remaining Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 12/31/14	Weighted Average Exercise Price
$0.10	11,997,593	3.28	$0.10	5,242,593	$0.10
$0.11 - 0.19	414,000	3.47	$0.15	414,000	$0.15
0.20 - 0.45	9,960,202	2.46	0.22	9,960,202	0.22

$0.10 - 0.45	22,371,795	2.92	$0.15	15,616,795	$0.18